SIGNIFICANT CUSTOMERS	12 Months Ended
Sep. 30, 2016
Risks and Uncertainties [Abstract]
SIGNIFICANT CUSTOMERS
10.	SIGNIFICANT CUSTOMERS

For the fiscal year ended September 30, 2016, four customers accounted for 55% of Neurometric Services revenue and three customers accounted for 69% of accounts receivable at September 30, 2016.

For the fiscal year ended September 30, 2015, five customers accounted for 58% of Neurometric Services revenue and three customers accounted for 48% of accounts receivable at September 30, 2015.